ENTITY WIDE DISCLOSURES (Schedule of Revenues by Geographic Areas) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenues	$ 11,043	$ 9,089	$ 22,513	$ 18,844
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	6,332	5,314	11,548	10,808
North America [Member]
Segment Reporting Information [Line Items]
Revenues	1,826	1,773	2,911	3,708
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	1,187	618	2,884	1,402
India [Member]
Segment Reporting Information [Line Items]
Revenues	908	752	3,222	1,366
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 790	$ 632	$ 1,948	$ 1,560